Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2018
Distribution Date:	3/15/2018

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 Year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$24,919,416,600

OSFI Covered Bond Limit			$37,236,907,476

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency
		and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2018
Distribution Date:	3/15/2018

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	A1	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa2	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	P-1(cr) / Aa3(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / A1	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2(cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3(cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2(cr) / A3(cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2(cr) / A3(cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1(cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 and BBB+	N/A
(b) Establishment of the Reserve Fund	P-1(cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1(cr) and A2(cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2018
Distribution Date:	3/15/2018

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$24,919,416,600

A = Lesser of (i) LTV Adjusted Loan Balance and			35,542,205,535		A (i)	38,632,832,103
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	35,542,205,535
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	92.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			381,578,246
Total: A + B + C + D + E - F			35,160,627,288

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			108.8%

Valuation Calculation(1)

Trading Value of Covered Bond(4)			25,684,802,586

A = lesser of (i) Present Value of outstanding loan balance of			38,299,394,289		A (i)	38,299,394,289
Performing Eligible Loans(5) and (ii) 80% of Market Value of					A (ii)	70,487,403,325
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			38,299,394,289

Intercompany Loan Balance

Guarantee Loan			27,101,765,002
Demand Loan			12,280,718,793
Total			39,382,483,794

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
February 28, 2018	N/A		N/A

Portfolio Flow of Funds

	28-Feb-18		31-Jan-18
Cash Inflows
Principal Receipts	388,814,489.26		396,634,260.85
Sale of Loans	121,266,411.41		98,675,855.99
Revenue Receipts	86,944,253.88		77,895,224.07
Swap Receipts	-		-
Intercompany Loan Receipts	-		9,236,640,593.78
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(86,819,515.31)	(7)	(67,144,977.45)	(8)
Purchase of Loans	(46,170,701.48)		(9,263,927,604.66)
Intercompany Loan Repayment	(463,910,199.19)	(7)	(468,023,105.96)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(56.44)		(468.17)
Net Inflows/(Outflows)	124,682.13		10,749,778.45

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.1773%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2017 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on March 19th, 2018.

(8) This amount was paid out on February 20th, 2018.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2018
Distribution Date:	3/15/2018

Portfolio Summary Statistics

Previous Month Ending Balance	$39,085,397,997
Current Month Ending Balance(1)	$38,621,440,494
Number of Mortgage Loans in Pool	182,344
Average Loan Size	$211,805
Number of Primary Borrowers	157,959
Number of Properties	164,457

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.50%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	66.29%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	75.19%
Weighted Average Seasoning of Loans in the Portfolio	20.73	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.77%
Weighted Average Original Term of Loans in the Portfolio	54.21	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	33.49	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	36.75	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	182,260	99.95%	38,600,742,416	99.95%
30 to 59 Days Past Due	68	0.04%	17,701,212	0.05%
60 to 89 Days Past Due	16	0.01%	2,996,866	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	182,344	100.00%	38,621,440,494	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	20,727	11.37%	4,936,748,076	12.78%
British Columbia	24,514	13.44%	6,954,876,000	18.01%
Manitoba	3,419	1.88%	497,891,117	1.29%
New Brunswick	4,452	2.44%	471,934,093	1.22%
Newfoundland	4,643	2.55%	689,989,987	1.79%
Northwest Territories	54	0.03%	11,214,354	0.03%
Nova Scotia	6,718	3.68%	894,673,610	2.32%
Nunavut	-	0.00%	-	0.00%
Ontario	91,963	50.43%	19,925,707,777	51.59%
Prince Edward Island	912	0.50%	102,642,756	0.27%
Quebec	19,352	10.61%	3,055,932,938	7.91%
Saskatchewan	5,276	2.89%	1,017,385,618	2.63%
Yukon	314	0.17%	62,444,169	0.16%
Total	182,344	100.00%	38,621,440,494	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,677	0.92%	313,179,550	0.81%
599 or less	1,336	0.73%	266,099,770	0.69%
600 - 650	3,132	1.72%	678,534,165	1.76%
651 - 700	11,177	6.13%	2,484,344,203	6.43%
701 - 750	22,940	12.58%	5,121,583,040	13.26%
751 - 800	33,900	18.59%	7,673,096,633	19.87%
801 and Above	108,182	59.33%	22,084,603,132	57.18%
Total	182,344	100.00%	38,621,440,494	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2018
Distribution Date:	3/15/2018

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	141,748	77.74%	28,396,548,758	73.53%
Variable	40,596	22.26%	10,224,891,736	26.47%
Total	182,344	100.00%	38,621,440,494	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	144,905	79.47%	28,476,672,450	73.73%
Non-STEP	37,439	20.53%	10,144,768,044	26.27%
Total	182,344	100.00%	38,621,440,494	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	14,311	7.85%	3,275,129,829	8.48%
Owner Occupied	168,033	92.15%	35,346,310,665	91.52%
Total	182,344	100.00%	38,621,440,494	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	41,868	22.96%	9,701,642,996	25.12%
2.5000 - 2.9999	101,549	55.69%	20,187,522,368	52.27%
3.0000 - 3.4999	35,353	19.39%	8,104,901,874	20.99%
3.5000 - 3.9999	2,790	1.53%	505,846,637	1.31%
4.0000 - 4.4999	484	0.27%	80,423,042	0.21%
4.5000 - 4.9999	131	0.07%	18,747,602	0.05%
5.0000 - 5.4999	112	0.06%	10,895,492	0.03%
5.5000 and Above	57	0.03%	11,460,483	0.03%
Total	182,344	100.00%	38,621,440,494	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	19,007	10.42%	1,521,642,427	3.94%
20.01-25.00	8,074	4.43%	1,094,887,537	2.83%
25.01-30.00	9,021	4.95%	1,471,354,647	3.81%
30.01-35.00	10,614	5.82%	2,038,759,149	5.28%
35.01-40.00	12,752	6.99%	2,685,530,003	6.95%
40.01-45.00	14,505	7.95%	3,254,278,444	8.43%
45.01-50.00	16,101	8.83%	3,737,484,924	9.68%
50.01-55.00	17,890	9.81%	4,230,935,755	10.95%
55.01-60.00	18,853	10.34%	4,593,541,061	11.89%
60.01-65.00	16,384	8.99%	4,121,056,730	10.67%
65.01-70.00	14,930	8.19%	3,838,381,679	9.94%
70.01-75.00	12,808	7.02%	3,193,798,015	8.27%
75.01-80.00	8,516	4.67%	2,158,327,776	5.59%
80.01-90.00	2,733	1.50%	650,580,613	1.68%
90.01-100.00	125	0.07%	24,969,791	0.06%
Over 100.00	31	0.02%	5,911,942	0.02%
Total	182,344	100.00%	38,621,440,494	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2018
Distribution Date:	3/15/2018

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	22,107	12.12%	4,041,247,884	10.46%
12.00 - 23.99	29,156	15.99%	5,089,516,341	13.18%
24.00 - 35.99	47,265	25.92%	9,593,124,913	24.84%
36.00 - 41.99	28,373	15.56%	6,578,204,650	17.03%
42.00 - 47.99	34,516	18.93%	8,670,873,355	22.45%
48.00 - 53.99	12,749	6.99%	2,846,128,636	7.37%
54.00 - 59.99	6,681	3.66%	1,505,050,065	3.90%
60.00 - 65.99	1,161	0.64%	232,176,971	0.60%
66.00 - 71.99	158	0.09%	30,998,323	0.08%
72.00 and Above	178	0.10%	34,119,356	0.09%
Total	182,344	100.00%	38,621,440,494	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	48,510	26.60%	2,918,145,069	7.56%
100,000 - 149,999	29,863	16.38%	3,735,971,029	9.67%
150,000 - 199,999	27,569	15.12%	4,808,990,036	12.45%
200,000 - 249,999	21,881	12.00%	4,908,837,065	12.71%
250,000 - 299,999	16,679	9.15%	4,565,545,675	11.82%
300,000 - 349,999	11,017	6.04%	3,565,679,211	9.23%
350,000 - 399,999	7,500	4.11%	2,802,389,740	7.26%
400,000 - 449,999	4,838	2.65%	2,048,849,813	5.30%
450,000 - 499,999	3,666	2.01%	1,736,723,478	4.50%
500,000 - 549,999	2,493	1.37%	1,306,317,780	3.38%
550,000 - 599,999	2,050	1.12%	1,175,362,421	3.04%
600,000 - 649,999	1,414	0.78%	882,229,890	2.28%
650,000 - 699,999	1,028	0.56%	692,571,378	1.79%
700,000 - 749,999	797	0.44%	577,449,733	1.50%
750,000 - 799,999	596	0.33%	460,586,625	1.19%
800,000 - 849,999	514	0.28%	423,614,057	1.10%
850,000 - 899,999	447	0.25%	390,170,278	1.01%
900,000 - 949,999	380	0.21%	351,423,077	0.91%
950,000 - 999,999	248	0.14%	241,139,625	0.62%
1,000,000 or Greater	854	0.47%	1,029,444,513	2.67%
Total	182,344	100.00%	38,621,440,494	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	29,829	16.36%	5,873,404,546	15.21%
Single Family	145,077	79.56%	30,988,250,899	80.24%
Multi Family	6,626	3.63%	1,592,242,814	4.12%
Other	812	0.45%	167,542,235	0.43%
Total	182,344	100.00%	38,621,440,494	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2018
Distribution Date:	3/15/2018

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	82,077,558	55,898,829	78,407,449	100,574,587	116,882,080	147,000,823	207,977,029	246,504,076	378,270,395	486,723,848	601,223,655	962,761,370	1,181,658,086	288,486,689	2,301,600	-	4,936,748,076	12.78%
	Current and Less Than 30 Days Past Due	82,077,558	55,898,829	78,407,449	100,407,809	116,882,080	147,000,823	207,977,029	246,504,076	378,270,395	486,723,848	601,223,655	962,761,370	1,180,631,389	288,178,753	2,301,600	-	4,935,246,666	99.97%
	30 to 59 Days Past Due	-	-	-	166,778	-	-	-	-	-	-	-	-	1,026,697	307,936	-	-	1,501,411	0.03%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	437,930,314	292,591,607	415,078,743	559,051,245	735,355,379	862,574,337	891,012,573	736,531,743	644,359,291	587,688,965	444,165,766	239,813,016	100,194,573	7,157,645	357,245	1,013,557	6,954,876,000	18.01%
	Current and Less Than 30 Days Past Due	437,930,314	292,591,607	415,023,223	558,675,610	735,176,652	861,461,360	890,518,129	736,531,743	644,359,291	587,153,387	444,165,766	239,510,509	100,194,573	7,157,645	357,245	1,013,557	6,951,820,612	99.96%
	30 to 59 Days Past Due	-	-	55,519	375,635	-	559,421	494,444	-	-	535,579	-	302,507	-	-	-	-	2,323,104	0.03%
	60 to 89 Days Past Due	-	-	-	-	178,727	553,557	-	-	-	-	-	-	-	-	-	-	732,284	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,420,605	7,756,987	9,869,581	12,855,118	18,627,181	22,644,477	35,277,228	38,862,057	51,094,144	63,818,850	79,369,626	106,582,603	40,546,872	1,547,179	618,609	-	497,891,117	1.29%
	Current and Less Than 30 Days Past Due	8,420,605	7,756,987	9,869,581	12,855,118	18,627,181	22,644,477	35,277,228	38,723,185	51,094,144	63,818,850	79,369,626	106,582,603	40,546,872	1,547,179	618,609	-	497,752,244	99.97%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	138,872	-	-	-	-	-	-	-	-	138,872	0.03%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,535,196	9,921,672	9,780,004	13,804,219	22,373,871	33,206,750	51,741,902	81,416,377	95,558,378	66,336,903	49,668,701	20,782,799	6,519,732	287,591	-	-	471,934,093	1.22%
	Current and Less Than 30 Days Past Due	10,535,196	9,921,672	9,780,004	13,804,219	22,295,440	33,206,750	51,481,806	81,203,545	95,558,378	66,209,963	49,668,701	20,757,232	6,519,732	287,591	-	-	471,230,226	99.85%
	30 to 59 Days Past Due	-	-	-	-	-	-	82,762	212,831	-	126,941	-	25,567	-	-	-	-	448,101	0.09%
	60 to 89 Days Past Due	-	-	-	-	78,432	-	177,334	-	-	-	-	-	-	-	-	-	255,766	0.05%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,599,854	9,101,105	13,301,271	19,293,935	31,226,880	43,229,023	71,020,947	103,633,830	153,750,881	88,466,970	76,030,477	41,728,792	23,796,669	3,809,354	-	-	689,989,987	1.79%
	Current and Less Than 30 Days Past Due	11,599,854	9,101,105	13,301,271	19,293,935	31,226,880	43,229,023	70,659,530	102,816,748	153,631,641	88,466,970	76,030,477	41,728,792	23,796,669	3,809,354	-	-	688,692,249	99.81%
	30 to 59 Days Past Due	-	-	-	-	-	-	361,417	531,464	119,240	-	-	-	-	-	-	-	1,012,121	0.15%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	285,617	-	-	-	-	-	-	-	-	285,617	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	484,263	224,064	286,393	218,706	-	1,436,064	643,864	2,435,812	2,006,259	1,863,559	879,341	-	736,030	-	-	-	11,214,354	0.03%
	Current and Less Than 30 Days Past Due	484,263	224,064	286,393	218,706	-	1,436,064	643,864	2,435,812	2,006,259	1,863,559	879,341	-	736,030	-	-	-	11,214,354	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	21,890,544	16,713,360	21,151,253	26,579,052	39,420,869	54,104,914	83,176,213	131,269,112	189,206,908	113,348,913	116,371,395	57,512,921	21,314,104	2,188,696	425,353	-	894,673,610	2.32%
	Current and Less Than 30 Days Past Due	21,890,544	16,713,360	21,151,253	26,579,052	39,420,869	53,987,437	83,176,213	130,994,895	189,206,908	113,348,913	116,318,265	57,512,921	21,314,104	2,188,696	425,353	-	894,228,785	99.95%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	274,217	-	-	53,130	-	-	-	-	-	327,347	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	117,477	-	-	-	-	-	-	-	-	-	-	117,477	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	854,021,361	634,085,076	832,739,374	1,185,563,559	1,549,415,981	1,881,022,492	2,101,991,058	2,463,948,721	2,525,611,429	2,159,873,953	1,851,527,317	1,028,559,890	501,981,267	331,760,856	19,361,061	4,244,385	19,925,707,777	51.59%
	Current and Less Than 30 Days Past Due	853,970,634	634,085,076	832,119,348	1,184,838,013	1,548,840,599	1,880,037,509	2,100,409,127	2,462,572,879	2,523,779,028	2,158,109,330	1,851,244,576	1,027,762,923	501,981,267	331,760,856	19,361,061	4,244,385	19,915,116,612	99.95%
	30 to 59 Days Past Due	50,727	-	620,026	560,476	450,870	984,982	1,581,930	1,214,718	1,832,401	1,353,813	282,741	523,748	-	-	-	-	9,456,432	0.05%
	60 to 89 Days Past Due	-	-	-	165,069	124,512	-	-	161,124	-	410,809	-	273,219	-	-	-	-	1,134,733	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,948,949	2,036,112	2,365,025	2,904,312	3,670,868	6,871,018	10,827,639	20,467,176	21,313,208	10,855,073	10,285,473	5,894,151	2,203,752	-	-	-	102,642,756	0.27%
	Current and Less Than 30 Days Past Due	2,948,949	2,036,112	2,365,025	2,904,312	3,670,868	6,821,232	10,827,639	20,467,176	21,313,208	10,855,073	10,285,473	5,894,151	2,203,752	-	-	-	102,592,969	99.95%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	49,787	-	-	-	-	-	-	-	-	-	-	49,787	0.05%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	70,579,713	49,017,013	65,471,460	88,071,327	121,885,518	137,301,411	182,522,234	243,920,995	285,211,365	376,075,259	483,371,070	672,199,785	264,095,565	13,650,301	1,905,922	654,000	3,055,932,938	7.91%
	Current and Less Than 30 Days Past Due	70,520,998	48,938,442	65,321,502	88,071,327	121,885,518	137,301,411	182,522,234	243,920,995	284,642,293	376,075,259	483,042,870	671,679,194	264,095,565	13,650,301	1,905,922	654,000	3,054,227,831	99.94%
	30 to 59 Days Past Due	58,715	78,571	149,959	-	-	-	-	-	569,072	-	328,200	520,591	-	-	-	-	1,705,107	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,550,703	15,910,008	21,207,531	27,262,300	43,386,808	58,276,664	95,479,434	149,838,126	240,056,428	160,360,710	117,833,160	53,881,163	13,650,280	1,692,302	-	-	1,017,385,618	2.63%
	Current and Less Than 30 Days Past Due	18,550,703	15,910,008	21,207,531	27,262,300	43,295,303	57,946,966	95,479,434	149,838,126	239,870,440	159,757,981	117,833,160	53,881,163	13,650,280	1,692,302	-	-	1,016,175,699	99.88%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	185,988	602,729	-	-	-	-	-	-	788,717	0.08%
	60 to 89 Days Past Due	-	-	-	-	91,505	329,697	-	-	-	-	-	-	-	-	-	-	421,202	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,603,369	1,631,703	1,696,562	2,580,790	3,284,567	6,610,471	5,814,804	12,107,730	7,102,377	5,643,726	7,655,697	4,081,526	1,630,846	-	-	-	62,444,169	0.16%
	Current and Less Than 30 Days Past Due	2,603,369	1,631,703	1,696,562	2,580,790	3,284,567	6,610,471	5,814,804	12,107,730	7,102,377	5,643,726	7,655,697	4,081,526	1,630,846	-	-	-	62,444,169	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,521,642,427	1,094,887,537	1,471,354,647	2,038,759,149	2,685,530,003	3,254,278,444	3,737,484,924	4,230,935,755	4,593,541,061	4,121,056,730	3,838,381,679	3,193,798,015	2,158,327,776	650,580,613	24,969,791	5,911,942	38,621,440,494	100.00%
	Current and Less Than 30 Days Past Due	1,521,532,986	1,094,808,966	1,470,529,144	2,037,491,191	2,684,605,956	3,251,683,523	3,734,787,037	4,228,116,911	4,590,834,361	4,118,026,859	3,837,717,608	3,192,152,383	2,157,301,080	650,272,678	24,969,791	5,911,942	38,600,742,416	99.95%
	30 to 59 Days Past Due	109,441	78,571	825,504	1,102,889	450,870	1,544,403	2,520,552	2,372,103	2,706,700	2,619,062	664,071	1,372,413	1,026,697	307,936	-	-	17,701,212	0.05%
	60 to 89 Days Past Due	-	-	-	165,069	473,176	1,050,518	177,334	446,741	-	410,809	-	273,219	-	-	-	-	2,996,866	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2018
Distribution Date:	3/15/2018

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	21,831,671	18,193,525	24,118,703	27,015,789	33,938,572	31,940,731	39,765,171	28,799,838	21,667,591	22,026,722	20,332,387	15,109,808	7,309,219	1,129,824	-	-	313,179,550	0.81%
<=599	4,388,025	3,556,594	5,200,201	14,827,086	20,580,003	37,804,838	37,220,411	34,785,867	23,593,689	27,115,182	25,594,878	19,174,301	11,323,254	935,441	-	-	266,099,770	0.69%
600-650	10,077,147	8,610,754	16,167,376	21,523,164	48,322,532	62,401,550	69,380,144	78,618,171	96,257,318	76,026,857	75,957,626	59,902,594	42,510,361	12,075,129	703,442	-	678,534,165	1.76%
651-700	41,806,667	32,086,901	50,386,532	92,108,044	139,533,061	196,775,125	226,985,472	269,756,317	327,176,844	310,316,890	309,486,715	262,851,113	174,405,815	47,575,637	3,039,180	53,890	2,484,344,203	6.43%
701-750	115,214,552	90,465,518	137,248,356	205,619,407	292,534,113	365,723,014	450,491,047	574,399,663	663,541,640	627,444,204	607,976,702	528,196,081	360,522,559	98,545,987	3,660,198	-	5,121,583,040	13.26%
751-800	193,478,801	163,229,996	222,998,862	341,360,222	461,686,479	596,615,904	745,689,611	890,824,192	978,824,658	890,251,273	857,233,126	692,251,465	483,852,079	148,146,067	5,295,128	1,358,769	7,673,096,633	19.87%
>800	1,134,845,564	778,744,249	1,015,234,618	1,336,305,437	1,688,935,242	1,963,017,282	2,167,953,068	2,353,751,707	2,482,479,321	2,167,875,601	1,941,800,245	1,616,312,653	1,078,404,490	342,172,529	12,271,842	4,499,283	22,084,603,132	57.18%
Total	1,521,642,427	1,094,887,537	1,471,354,647	2,038,759,149	2,685,530,003	3,254,278,444	3,737,484,924	4,230,935,755	4,593,541,061	4,121,056,730	3,838,381,679	3,193,798,015	2,158,327,776	650,580,613	24,969,791	5,911,942	38,621,440,494	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.